Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VOYA STRATEGIC ALLOCATION PORTFOLIOS, INC.
Prospectus Date	rr_ProspectusDate	May 01, 2022
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2022